Balances and transactions with related parties	12 Months Ended
Dec. 31, 2018
Balances and transactions with related parties
Balances and transactions with related parties

29.Balances and transactions with related parties

Customers accounts payable in the amount of 51 as of December 31, 2018 (December 31, 2017 – 97) comprise of cash held at bank account by related parties, including key management personnel and the companies under their control or control of their close family members.

Amounts owed (accounts payable) to related parties comprising of 207 as of December 31, 2018 (December 31, 2017 - 18) mainly consist of the contribution payable to the Group’s associate.

Amounts owed (accounts receivable) by related parties comprising of 180 as of December 31, 2018 mainly consist of the  compensation receivable from the Group’s associate.

Benefits of key management and Board of Directors generally comprise of short-term benefits amounted to 120 during the year ended December 31, 2018 (115- for the year 2017, 122 - for the year 2016) and share-based payments amounted  to 36 during the year ended December 31, 2018 (22 - for the year 2017, 14 - for the year 2016).

As of December 31, 2016 some of the overdraft facilities were guaranteed by the Group’s CEO. There are no such overdraft facilities as of December 31, 2018 and December 31, 2017.